UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

September 30, 2016

AMHTI-QTLY-1116
1.950946.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Tyco International Ltd.	38,024	1,769,257
Automobiles - 0.2%
General Motors Co.	58,100	1,845,837
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	5,800	332,282
Dunkin' Brands Group, Inc.	30,400	1,583,232
Las Vegas Sands Corp.	36,900	2,123,226
Whitbread PLC	15,823	803,132
Wingstop, Inc.	22,800	668,040
Yum! Brands, Inc.	29,301	2,660,824
		8,170,736
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	121,929	1
Polaris Industries, Inc. (c)	20,300	1,572,032
		1,572,033
Media - 4.3%
Comcast Corp. Class A (d)	305,690	20,279,475
Scripps Networks Interactive, Inc. Class A	100,150	6,358,524
Sinclair Broadcast Group, Inc. Class A	54,371	1,570,234
The Walt Disney Co.	17,500	1,625,050
Time Warner, Inc.	190,941	15,200,813
Viacom, Inc. Class B (non-vtg.)	137,500	5,238,750
		50,272,846
Multiline Retail - 1.4%
Dollar General Corp.	7,000	489,930
Kohl's Corp.	13,400	586,250
Macy's, Inc.	15,900	589,095
Target Corp.	206,363	14,173,011
		15,838,286
Specialty Retail - 1.2%
Foot Locker, Inc.	32,200	2,180,584
L Brands, Inc.	26,800	1,896,636
Lowe's Companies, Inc.	137,877	9,956,098
		14,033,318
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	15,100	1,527,214

TOTAL CONSUMER DISCRETIONARY		95,029,527

CONSUMER STAPLES - 6.0%
Beverages - 1.9%
Britvic PLC	30,400	237,600
Diageo PLC	163,681	4,688,410
PepsiCo, Inc.	31,694	3,447,356
The Coca-Cola Co.	335,348	14,191,927
		22,565,293
Food & Staples Retailing - 1.4%
CVS Health Corp.	123,290	10,971,577
Kroger Co.	53,800	1,596,784
Walgreens Boots Alliance, Inc.	38,438	3,098,872
Whole Foods Market, Inc.	17,000	481,950
		16,149,183
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	36,600	2,891,766
Household Products - 1.9%
Procter & Gamble Co.	243,917	21,891,551
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	17,500	1,391,600
Tobacco - 0.5%
Philip Morris International, Inc. (d)	41,387	4,023,644
Reynolds American, Inc.	28,800	1,357,920
		5,381,564

TOTAL CONSUMER STAPLES		70,270,957

ENERGY - 12.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	55,800	2,816,226
National Oilwell Varco, Inc.	105,700	3,883,418
Oceaneering International, Inc.	117,000	3,218,670
Schlumberger Ltd.	24,520	1,928,253
		11,846,567
Oil, Gas & Consumable Fuels - 11.7%
Amyris, Inc. (a)(c)	33,644	19,514
Anadarko Petroleum Corp.	40,500	2,566,080
Apache Corp. (d)	136,447	8,714,870
Cabot Oil & Gas Corp.	38,900	1,003,620
Cenovus Energy, Inc.	470,900	6,758,678
Chevron Corp.	235,388	24,226,133
ConocoPhillips Co.	346,100	15,044,967
EQT Midstream Partners LP	9,100	693,329
Golar LNG Ltd.	98,400	2,086,080
Imperial Oil Ltd.	257,900	8,067,545
Kinder Morgan, Inc.	540,600	12,504,078
Legacy Reserves LP	175,000	236,250
MPLX LP	25,240	854,626
Plains GP Holdings LP Class A	75,300	974,382
PrairieSky Royalty Ltd. (c)	122,460	2,496,898
Suncor Energy, Inc.	627,290	17,413,699
Teekay LNG Partners LP	87,600	1,325,388
The Williams Companies, Inc.	630,074	19,362,174
Williams Partners LP	289,080	10,750,885
		135,099,196

TOTAL ENERGY		146,945,763

FINANCIALS - 21.1%
Banks - 14.2%
Bank of America Corp.	2,138,537	33,468,104
Citigroup, Inc.	596,831	28,188,328
Comerica, Inc.	127,700	6,042,764
Cullen/Frost Bankers, Inc.	8,800	633,072
Fifth Third Bancorp	74,300	1,520,178
JPMorgan Chase & Co. (d)	608,598	40,526,539
Lloyds Banking Group PLC	291,200	205,737
M&T Bank Corp.	45,400	5,270,940
PNC Financial Services Group, Inc.	69,944	6,301,255
Regions Financial Corp.	764,300	7,543,641
Standard Chartered PLC (United Kingdom)	232,746	1,895,416
SunTrust Banks, Inc.	301,150	13,190,370
U.S. Bancorp	324,771	13,929,428
Wells Fargo & Co.	147,100	6,513,588
		165,229,360
Capital Markets - 5.8%
Apollo Global Management LLC Class A	109,100	1,959,436
Ashmore Group PLC (c)	201,500	923,251
Charles Schwab Corp.	209,054	6,599,835
Goldman Sachs Group, Inc.	2,400	387,048
Intertrust NV	12,990	312,057
Invesco Ltd.	59,600	1,863,692
KKR & Co. LP	414,178	5,906,178
Morgan Stanley	255,580	8,193,895
Northern Trust Corp.	166,410	11,314,216
Oaktree Capital Group LLC Class A	43,800	1,857,120
S&P Global, Inc.	32,400	4,100,544
State Street Corp.	250,974	17,475,320
The Blackstone Group LP	255,700	6,528,021
		67,420,613
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	65,819	4,426,328
MetLife, Inc.	58,839	2,614,217
Principal Financial Group, Inc.	36,800	1,895,568
		8,936,113
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	499,200
Radian Group, Inc.	192,252	2,605,015
		3,104,215

TOTAL FINANCIALS		244,690,301

HEALTH CARE - 12.9%
Biotechnology - 2.8%
AbbVie, Inc.	70,900	4,471,663
Alexion Pharmaceuticals, Inc. (a)	11,400	1,396,956
Amgen, Inc.	57,065	9,519,013
Biogen, Inc. (a)	23,700	7,418,811
Gilead Sciences, Inc.	56,300	4,454,456
Grifols SA	24,100	519,255
Intercept Pharmaceuticals, Inc. (a)	7,900	1,300,261
Shire PLC sponsored ADR	20,900	4,051,674
		33,132,089
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	127,491	5,391,594
Ansell Ltd.	42,659	753,114
Becton, Dickinson & Co.	4,600	826,758
Medtronic PLC	152,068	13,138,675
Zimmer Biomet Holdings, Inc.	46,800	6,084,936
		26,195,077
Health Care Providers & Services - 1.4%
Anthem, Inc.	7,400	927,294
Cigna Corp.	33,500	4,365,720
McKesson Corp.	49,925	8,324,994
Patterson Companies, Inc.	55,577	2,553,207
		16,171,215
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	111,500	5,250,535
Pharmaceuticals - 5.9%
Allergan PLC (a)	5,100	1,174,581
AstraZeneca PLC sponsored ADR (c)	111,800	3,673,748
Bayer AG	8,200	823,528
Bristol-Myers Squibb Co.	102,800	5,542,976
GlaxoSmithKline PLC sponsored ADR	435,440	18,780,527
Innoviva, Inc.	50,300	552,797
Johnson & Johnson	184,074	21,744,662
Novartis AG sponsored ADR	4,832	381,535
Sanofi SA	45,091	3,433,722
Teva Pharmaceutical Industries Ltd. sponsored ADR	273,949	12,604,393
		68,712,469

TOTAL HEALTH CARE		149,461,385

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
General Dynamics Corp.	15,700	2,436,012
Meggitt PLC	43,973	257,050
Rolls-Royce Group PLC	207,700	1,937,779
The Boeing Co.	75,279	9,917,255
United Technologies Corp.	91,320	9,278,112
		23,826,208
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	42,800	3,015,688
PostNL NV (a)	629,400	2,857,134
United Parcel Service, Inc. Class B (d)	137,370	15,022,783
		20,895,605
Airlines - 0.3%
Copa Holdings SA Class A	37,900	3,332,547
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	31,500	1,359,540
Electrical Equipment - 1.0%
AMETEK, Inc.	38,900	1,858,642
Eaton Corp. PLC	17,300	1,136,783
Emerson Electric Co.	97,900	5,336,529
Hubbell, Inc. Class B	35,137	3,785,660
		12,117,614
Industrial Conglomerates - 2.8%
General Electric Co.	1,090,866	32,311,451
Machinery - 1.0%
Burckhardt Compression Holding AG	1,220	345,656
Caterpillar, Inc.	3,800	337,326
CLARCOR, Inc.	4,500	292,500
Deere & Co.	39,100	3,337,185
Donaldson Co., Inc.	48,400	1,806,772
Flowserve Corp.	40,300	1,944,072
IMI PLC	14,100	196,281
Pentair PLC	5,800	372,592
Wabtec Corp.	24,900	2,033,085
Xylem, Inc.	22,700	1,190,615
		11,856,084
Professional Services - 0.1%
Nielsen Holdings PLC	17,400	932,118
Road & Rail - 2.3%
CSX Corp.	308,212	9,400,466
J.B. Hunt Transport Services, Inc.	95,565	7,754,144
Kansas City Southern	34,300	3,200,876
Norfolk Southern Corp.	33,380	3,239,863
Union Pacific Corp.	28,200	2,750,346
		26,345,695
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	19,200	107,583
W.W. Grainger, Inc.	2,900	652,036
Watsco, Inc.	27,551	3,881,936
		4,641,555

TOTAL INDUSTRIALS		137,618,417

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	611,340	19,391,705
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	48,964	2,340,479
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A	24,459	19,666,504
Class C (a)	21,034	16,349,518
		36,016,022
IT Services - 4.4%
First Data Corp. Class A (a)	342,142	4,502,589
IBM Corp.	43,574	6,921,730
MasterCard, Inc. Class A	112,650	11,464,391
Paychex, Inc.	137,514	7,957,935
Sabre Corp.	55,800	1,572,444
Unisys Corp. (a)(c)	177,600	1,729,824
Visa, Inc. Class A	205,280	16,976,656
		51,125,569
Semiconductors & Semiconductor Equipment - 2.8%
Maxim Integrated Products, Inc.	101,900	4,068,867
Qualcomm, Inc. (d)	378,810	25,948,485
Xilinx, Inc.	46,200	2,510,508
		32,527,860
Software - 3.7%
Microsoft Corp. (d)	663,908	38,241,101
Oracle Corp.	88,713	3,484,647
SS&C Technologies Holdings, Inc.	56,000	1,800,400
		43,526,148
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	331,706	37,499,363
Western Digital Corp.	112,400	6,572,028
		44,071,391

TOTAL INFORMATION TECHNOLOGY		228,999,174

MATERIALS - 3.0%
Chemicals - 2.5%
CF Industries Holdings, Inc.	104,100	2,534,835
E.I. du Pont de Nemours & Co.	61,330	4,107,270
Johnson Matthey PLC	3,000	128,086
LyondellBasell Industries NV Class A	41,800	3,371,588
Monsanto Co.	128,914	13,175,011
Potash Corp. of Saskatchewan, Inc.	294,110	4,786,195
W.R. Grace & Co.	8,900	656,820
		28,759,805
Containers & Packaging - 0.5%
Ball Corp.	11,700	958,815
Graphic Packaging Holding Co.	8,300	116,117
Packaging Corp. of America	11,800	958,868
WestRock Co.	76,800	3,723,264
		5,757,064

TOTAL MATERIALS		34,516,869

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	14,300	1,620,619
Crown Castle International Corp.	36,100	3,400,981
First Potomac Realty Trust	9,879	90,393
Omega Healthcare Investors, Inc.	11,500	407,675
Public Storage	4,900	1,093,386
Sabra Health Care REIT, Inc.	35,300	888,854
		7,501,908
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. (d)	166,059	8,631,747
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	254,100	8,458,989
Multi-Utilities - 0.0%
Sempra Energy	100	10,719

TOTAL UTILITIES		8,469,708

TOTAL COMMON STOCKS
(Cost $982,886,385)		1,132,135,756

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	31,787	10,815,527
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	24,200	1,603,734
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	5,900	477,900

TOTAL CONVERTIBLE PREFERRED STOCKS		12,897,161

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	19,148,470	24,819
TOTAL PREFERRED STOCKS
(Cost $11,510,743)		12,921,980
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(e)	849,934	432,956
9.5% 4/15/19 pay-in-kind (e)(f)	741,000	375,594
Peabody Energy Corp. 4.75% 12/15/41(g)	1,640,000	41,000
TOTAL CONVERTIBLE BONDS
(Cost $2,946,967)		849,550
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.43% (h)	16,628,190	16,633,179
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	3,149,669	3,150,299
TOTAL MONEY MARKET FUNDS
(Cost $19,779,390)		19,783,478
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,017,123,485)		1,165,690,764
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,952,965)
NET ASSETS - 100%		$1,161,737,799

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	132	$26,003	$(58,080)
Comcast Corp. Class A	10/21/16 - $67.50	458	42,135	(17,404)
IBM Corp.	1/20/17 - $165.00	87	26,404	(31,538)
JPMorgan Chase & Co.	10/21/16 - $67.50	931	85,985	(64,705)
Microsoft Corp.	11/18/16 - $60.00	658	59,260	(47,376)
Philip Morris International, Inc.	12/16/16 - $105.00	94	7,332	(3,854)
Philip Morris International, Inc.	1/20/17 - $105.00	68	9,928	(4,250)
Qualcomm, Inc.	1/20/17 - $67.50	570	67,840	(223,725)
United Parcel Service, Inc. Class B	10/21/16 - $105.00	234	99,620	(109,395)
Verizon Communications, Inc.	12/16/16 - $52.50	170	15,980	(16,320)
Verizon Communications, Inc.	1/20/17 - $55.00	258	15,738	(9,933)
TOTAL WRITTEN OPTIONS			$456,225	$(586,580)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,the value of restricted securities (excluding 144A issues) amounted to $432,957 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $25,516,292.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,594 or 0.0% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 4/15/16	$849,934
NJOY, Inc.	2/14/14	$211,475

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,141
Fidelity Securities Lending Cash Central Fund	19,675
Total	$28,816

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$95,029,527	$95,029,526	$--	$1
Consumer Staples	70,270,957	65,582,547	4,688,410	--
Energy	146,945,763	146,945,763	--	--
Financials	244,690,301	244,484,564	205,737	--
Health Care	160,276,912	144,451,021	15,825,891	--
Industrials	139,246,970	137,309,191	1,937,779	--
Information Technology	228,999,174	228,999,174	--	--
Materials	34,516,869	34,516,869	--	--
Real Estate	7,501,908	7,501,908	--	--
Telecommunication Services	8,631,747	8,631,747	--	--
Utilities	8,947,608	8,947,608	--	--
Corporate Bonds	849,550	--	416,594	432,956
Money Market Funds	19,783,478	19,783,478	--	--
Total Investments in Securities:	$1,165,690,764	$1,142,183,396	$23,074,411	$432,957
Derivative Instruments:
Liabilities
Written Options	$(586,580)	$(586,580)	$--	$--
Total Liabilities	$(586,580)	$(586,580)	$--	$--
Total Derivative Instruments:	$(586,580)	$(586,580)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,022,805,627 Net unrealized appreciation aggregated $142,885,137, of which $198,333,906 related to appreciated investment securities and $55,448,769 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2016

FID-QTLY-1116
1.808776.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 0.0%
ServiceMaster Global Holdings, Inc. (a)	5,553	$187
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	251,400	38,175
Starbucks Corp.	933,996	50,567
Vail Resorts, Inc.	255,000	40,004
		128,746
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (a)	170,000	142,343
Media - 1.8%
Comcast Corp. Class A	1,170,700	77,664
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	100,000	7,893
Specialty Retail - 3.9%
AutoZone, Inc. (a)	72,300	55,551
Home Depot, Inc.	500,000	64,340
L Brands, Inc.	170,000	12,031
TJX Companies, Inc.	558,800	41,787
		173,709
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	648,200	34,128

TOTAL CONSUMER DISCRETIONARY		564,670

CONSUMER STAPLES - 9.4%
Beverages - 1.5%
Coca-Cola European Partners PLC	400,000	15,960
Dr. Pepper Snapple Group, Inc.	250,000	22,828
Molson Coors Brewing Co. Class B	254,200	27,911
		66,699
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	225,000	34,315
CVS Health Corp.	465,200	41,398
		75,713
Food Products - 1.0%
Mondelez International, Inc.	979,600	43,004
Household Products - 2.5%
Procter & Gamble Co.	900,000	80,775
Spectrum Brands Holdings, Inc.	200,000	27,538
		108,313
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	392,300	34,742
Tobacco - 1.9%
Altria Group, Inc.	600,000	37,938
Imperial Tobacco Group PLC	400,000	20,601
Reynolds American, Inc.	550,000	25,933
		84,472

TOTAL CONSUMER STAPLES		412,943

ENERGY - 6.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	485,000	38,140
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	620,450	39,312
Cheniere Energy Partners LP	581,461	17,014
Chevron Corp.	810,000	83,365
ConocoPhillips Co.	748,100	32,520
EQT Midstream Partners LP	193,700	14,758
Kinder Morgan, Inc.	800,000	18,504
Teekay LNG Partners LP	1,000,000	15,130
Williams Partners LP	550,000	20,455
		241,058

TOTAL ENERGY		279,198

FINANCIALS - 11.8%
Banks - 4.6%
Bank of America Corp.	4,000,000	62,600
JPMorgan Chase & Co.	1,048,900	69,846
SunTrust Banks, Inc.	241,300	10,569
Wells Fargo & Co.	1,378,367	61,034
		204,049
Capital Markets - 3.2%
Goldman Sachs Group, Inc.	200,000	32,254
Moody's Corp.	305,200	33,047
MSCI, Inc. Class A	450,000	37,773
S&P Global, Inc.	315,725	39,958
		143,032
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	638,900	92,302
Insurance - 1.9%
American International Group, Inc.	577,500	34,269
FNF Group	500,000	18,455
Marsh & McLennan Companies, Inc.	450,000	30,263
		82,987

TOTAL FINANCIALS		522,370

HEALTH CARE - 13.5%
Biotechnology - 3.3%
Actelion Ltd.	98,700	17,088
Alexion Pharmaceuticals, Inc. (a)	100,000	12,254
Amgen, Inc.	551,300	91,962
Vertex Pharmaceuticals, Inc. (a)	300,000	26,163
		147,467
Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp. (a)	2,312,000	55,026
Danaher Corp.	703,200	55,124
Medtronic PLC	1,109,700	95,878
		206,028
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	457,700	72,802
Pharmaceuticals - 3.8%
Allergan PLC (a)	221,900	51,106
Johnson & Johnson	800,000	94,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	503,900	23,184
		168,794

TOTAL HEALTH CARE		595,091

INDUSTRIALS - 8.3%
Aerospace & Defense - 4.0%
Huntington Ingalls Industries, Inc.	145,500	22,323
Northrop Grumman Corp.	175,000	37,441
Raytheon Co.	500,000	68,065
United Technologies Corp.	500,000	50,800
		178,629
Building Products - 1.3%
Lennox International, Inc.	200,000	31,406
Masco Corp.	750,000	25,733
		57,139
Electrical Equipment - 0.4%
Fortive Corp.	351,600	17,896
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	520,400	60,673
Machinery - 1.2%
Caterpillar, Inc.	350,000	31,070
Xylem, Inc.	400,000	20,980
		52,050

TOTAL INDUSTRIALS		366,387

INFORMATION TECHNOLOGY - 25.8%
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,566,776	101,715
Internet Software & Services - 8.2%
Alphabet, Inc.:
Class A	135,600	109,031
Class C (a)	136,027	105,732
Facebook, Inc. Class A (a)	1,139,200	146,125
		360,888
IT Services - 3.9%
MasterCard, Inc. Class A	710,300	72,287
Visa, Inc. Class A	1,196,400	98,942
		171,229
Semiconductors & Semiconductor Equipment - 2.2%
Lam Research Corp.	250,000	23,678
NXP Semiconductors NV (a)	305,817	31,196
Texas Instruments, Inc.	600,000	42,108
		96,982
Software - 5.2%
Adobe Systems, Inc. (a)	774,400	84,053
Microsoft Corp.	2,000,000	115,200
Salesforce.com, Inc. (a)	450,000	32,099
		231,352
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,573,900	177,928

TOTAL INFORMATION TECHNOLOGY		1,140,094

MATERIALS - 5.6%
Chemicals - 4.0%
E.I. du Pont de Nemours & Co.	625,000	41,856
Ecolab, Inc.	402,500	48,992
Monsanto Co.	428,500	43,793
The Scotts Miracle-Gro Co. Class A	226,533	18,863
W.R. Grace & Co.	300,000	22,140
		175,644
Construction Materials - 0.4%
Vulcan Materials Co.	162,299	18,458
Containers & Packaging - 0.7%
Ball Corp.	400,000	32,780
Metals & Mining - 0.5%
Franco-Nevada Corp.	300,000	20,960

TOTAL MATERIALS		247,842

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	444,100	50,330
Easterly Government Properties, Inc.	1,211,300	23,112
Public Storage	200,000	44,628
		118,070
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,100,000	44,671
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	450,000	21,024

TOTAL TELECOMMUNICATION SERVICES		65,695

UTILITIES - 1.9%
Electric Utilities - 1.1%
NextEra Energy, Inc.	200,000	24,464
Xcel Energy, Inc.	550,000	22,627
		47,091
Multi-Utilities - 0.5%
DTE Energy Co.	250,000	23,418
Water Utilities - 0.3%
American Water Works Co., Inc.	200,000	14,968

TOTAL UTILITIES		85,477

TOTAL COMMON STOCKS
(Cost $3,298,418)		4,397,837

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.43% (b)
(Cost $35,690)	35,685,518	35,696
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $3,334,108)		4,433,533
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(15,779)
NET ASSETS - 100%		$4,417,754

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$49
Fidelity Securities Lending Cash Central Fund	11
Total	$60

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$49,379

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $3,338,472,000. Net unrealized appreciation aggregated $1,095,061,000, of which $1,121,754,000 related to appreciated investment securities and $26,693,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2016

CII-QTLY-1116
1.808775.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	74,200	$4,963
Houghton Mifflin Harcourt Co. (a)	98,800	1,325
Nord Anglia Education, Inc. (a)	111,372	2,426
ServiceMaster Global Holdings, Inc. (a)	29,600	997
		9,711
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc. (a)	5,500	774
Dave & Buster's Entertainment, Inc. (a)	159,000	6,230
Domino's Pizza, Inc.	51,323	7,793
Jubilant Foodworks Ltd.	23,677	344
Popeyes Louisiana Kitchen, Inc. (a)	52,400	2,785
Starbucks Corp.	307,852	16,667
Wingstop, Inc.	66,600	1,951
		36,544
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	51,900	43,456
Netflix, Inc. (a)	36,300	3,577
NutriSystem, Inc.	54,500	1,618
		48,651
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	56,145	0
Media - 3.0%
Charter Communications, Inc. Class A (a)	118,700	32,045
Sirius XM Holdings, Inc. (a)(c)	1,015,400	4,234
		36,279
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	44,400	3,504
Ollie's Bargain Outlet Holdings, Inc. (a)	94,300	2,472
		5,976
Specialty Retail - 3.7%
AutoZone, Inc. (a)	9,800	7,530
Five Below, Inc. (a)	2,600	105
Home Depot, Inc.	230,424	29,651
Lowe's Companies, Inc.	68,000	4,910
MarineMax, Inc. (a)	93,200	1,953
		44,149
Textiles, Apparel & Luxury Goods - 1.2%
Kate Spade & Co. (a)	361,470	6,192
LVMH Moet Hennessy - Louis Vuitton SA	17,809	3,037
NIKE, Inc. Class B	104,000	5,476
		14,705

TOTAL CONSUMER DISCRETIONARY		196,015

CONSUMER STAPLES - 8.1%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	31,900	5,311
Kweichow Moutai Co. Ltd.	28,829	1,289
Molson Coors Brewing Co. Class B	92,600	10,167
PepsiCo, Inc.	55,300	6,015
Pernod Ricard SA ADR	107,700	2,536
The Coca-Cola Co.	379,036	16,041
		41,359
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	47,100	7,183
CVS Health Corp.	73,600	6,550
Whole Foods Market, Inc.	71,351	2,023
		15,756
Food Products - 0.5%
Danone SA	84,100	6,245
Household Products - 0.5%
Procter & Gamble Co.	72,400	6,498
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	63,900	5,659
Herbalife Ltd. (a)	28,200	1,748
		7,407
Tobacco - 1.7%
Reynolds American, Inc.	419,600	19,784

TOTAL CONSUMER STAPLES		97,049

ENERGY - 0.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	180,600	9,115
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd. (c)	108,961	2,310

TOTAL ENERGY		11,425

FINANCIALS - 5.9%
Banks - 1.0%
First Republic Bank	134,800	10,394
HDFC Bank Ltd.	31,265	695
Metro Bank PLC	22,400	802
		11,891
Capital Markets - 3.9%
BlackRock, Inc. Class A	18,694	6,776
CME Group, Inc.	148,245	15,495
E*TRADE Financial Corp. (a)	337,059	9,815
JMP Group, Inc.	64,700	357
McGraw Hill Financial, Inc.	60,712	7,684
MSCI, Inc. Class A	85,100	7,143
		47,270
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	24,800	3,583
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	79,700	5,360
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	102,100	2,717

TOTAL FINANCIALS		70,821

HEALTH CARE - 13.1%
Biotechnology - 5.7%
Advanced Accelerator Applications SA sponsored ADR	2,600	99
Alexion Pharmaceuticals, Inc. (a)	46,500	5,698
Amgen, Inc.	64,200	10,709
Biogen, Inc. (a)	19,100	5,979
BioMarin Pharmaceutical, Inc. (a)	72,196	6,680
Cytokinetics, Inc. (a)	25,600	235
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	194
Gilead Sciences, Inc.	90,963	7,197
Insmed, Inc. (a)	342,678	4,976
Regeneron Pharmaceuticals, Inc. (a)	19,300	7,759
TESARO, Inc. (a)	48,700	4,882
Vertex Pharmaceuticals, Inc. (a)	156,300	13,631
		68,039
Health Care Equipment & Supplies - 4.8%
Boston Scientific Corp. (a)	428,700	10,203
Danaher Corp.	129,355	10,140
DexCom, Inc. (a)	33,400	2,928
Edwards Lifesciences Corp. (a)	47,500	5,727
Intuitive Surgical, Inc. (a)	17,300	12,540
Medtronic PLC	104,700	9,046
Novadaq Technologies, Inc. (a)	256,100	2,963
ResMed, Inc.	62,100	4,023
		57,570
Health Care Providers & Services - 1.7%
HealthEquity, Inc. (a)	65,800	2,491
UnitedHealth Group, Inc.	119,800	16,772
VCA, Inc. (a)	11,100	777
		20,040
Pharmaceuticals - 0.9%
Allergan PLC (a)	24,000	5,527
Collegium Pharmaceutical, Inc. (a)	30,900	595
Patheon NV	16,800	498
Zoetis, Inc. Class A	85,400	4,442
		11,062

TOTAL HEALTH CARE		156,711

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.7%
Taser International, Inc. (a)	127,900	3,659
TransDigm Group, Inc. (a)	14,927	4,316
		7,975
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	47,464	3,561
Building Products - 0.5%
A.O. Smith Corp.	48,644	4,806
Caesarstone Sdot-Yam Ltd. (a)	30,700	1,158
		5,964
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	206,700	8,921
Electrical Equipment - 0.9%
Acuity Brands, Inc.	10,300	2,725
Fortive Corp.	149,927	7,631
		10,356
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	74,900	8,733
Roper Technologies, Inc.	22,314	4,072
		12,805
Machinery - 0.1%
Rational AG	1,500	752
Professional Services - 2.4%
Equifax, Inc.	57,600	7,752
Robert Half International, Inc.	128,100	4,850
TransUnion Holding Co., Inc. (a)	110,500	3,812
WageWorks, Inc. (a)	213,473	13,003
		29,417
Road & Rail - 0.0%
Swift Transporation Co. (a)	25,500	547

TOTAL INDUSTRIALS		80,298

INFORMATION TECHNOLOGY - 33.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	2,017
Internet Software & Services - 17.8%
Akamai Technologies, Inc. (a)	3,438	182
Alibaba Group Holding Ltd. sponsored ADR (a)	11,589	1,226
Alphabet, Inc. Class A	91,052	73,211
CommerceHub, Inc.:
Series A, (a)	140,670	2,223
Series C, (a)	15,940	254
Facebook, Inc. Class A (a)	929,691	119,248
GoDaddy, Inc. (a)	131,900	4,555
Just Dial Ltd.	61,822	402
JUST EAT Ltd. (a)	367,603	2,554
Nutanix, Inc. Class A (a)	5,200	192
Shopify, Inc. Class A (a)	19,900	854
Stamps.com, Inc. (a)	34,154	3,228
Twilio, Inc.(c)	28,500	1,834
VeriSign, Inc. (a)	45,100	3,529
		213,492
IT Services - 3.7%
Fidelity National Information Services, Inc.	45,700	3,520
Gartner, Inc. Class A (a)	24,000	2,123
Global Payments, Inc.	259,900	19,950
Visa, Inc. Class A	224,196	18,541
		44,134
Semiconductors & Semiconductor Equipment - 0.8%
Maxim Integrated Products, Inc.	123,305	4,924
Monolithic Power Systems, Inc.	63,718	5,129
		10,053
Software - 8.6%
Activision Blizzard, Inc.	113,287	5,019
Adobe Systems, Inc. (a)	161,500	17,529
Blackbaud, Inc.	18,300	1,214
Computer Modelling Group Ltd.	241,400	1,805
CyberArk Software Ltd. (a)(c)	41,300	2,047
Electronic Arts, Inc. (a)	454,334	38,800
Intuit, Inc.	36,100	3,971
Mobileye NV (a)(c)	341,269	14,528
RealPage, Inc. (a)	50,600	1,300
Red Hat, Inc. (a)	86,200	6,968
Salesforce.com, Inc. (a)	132,164	9,427
		102,608
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	212,200	23,989

TOTAL INFORMATION TECHNOLOGY		396,293

MATERIALS - 1.0%
Chemicals - 0.7%
Monsanto Co.	57,200	5,846
Sherwin-Williams Co.	9,800	2,711
		8,557
Construction Materials - 0.3%
Eagle Materials, Inc.	44,318	3,426

TOTAL MATERIALS		11,983

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	127,300	14,427
Real Estate Management & Development - 1.4%
Realogy Holdings Corp.	657,781	17,010

TOTAL REAL ESTATE		31,437

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	23,800	2,669
TOTAL COMMON STOCKS
(Cost $847,393)		1,054,701

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)	239,736	436
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	48,212	1,254

TOTAL INFORMATION TECHNOLOGY		9,183

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,619
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 10/20/16 to 11/3/16 (d)
(Cost $2,590)	2,590	2,590
	Shares	Value (000s)

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.43% (e)	125,128,174	$125,166
Fidelity Securities Lending Cash Central Fund 0.46% (e)(f)	9,857,088	9,859
TOTAL MONEY MARKET FUNDS
(Cost $134,992)		135,025
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $989,571)		1,201,935
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,409)
NET ASSETS - 100%		$1,198,526

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
336 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	36,295	$(176)
232 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	24,242	293
TOTAL FUTURES CONTRACTS			$117

The face value of futures purchased as a percentage of Net Assets is 5%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,619,000 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,590,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$106
Fidelity Securities Lending Cash Central Fund	130
Total	$236

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$196,451	$192,634	$3,381	$436
Consumer Staples	97,049	89,515	7,534	--
Energy	11,425	11,425	--	--
Financials	70,821	70,126	695	--
Health Care	156,711	156,517	194	--
Industrials	80,298	80,298	--	--
Information Technology	405,476	395,891	402	9,183
Materials	11,983	11,983	--	--
Real Estate	31,437	31,437	--	--
Telecommunication Services	2,669	2,669	--	--
U.S. Government and Government Agency Obligations	2,590	--	2,590	--
Money Market Funds	135,025	135,025	--	--
Total Investments in Securities:	$1,201,935	$1,177,520	$14,796	$9,619
Derivative Instruments:
Assets
Futures Contracts	$293	$293	$--	$--
Total Assets	$293	$293	$--	$--
Liabilities
Futures Contracts	$(176)	$(176)	$--	$--
Total Liabilities	$(176)	$(176)	$--	$--
Total Derivative Instruments:	$117	$117	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $989,742,000. Net unrealized appreciation aggregated $212,193,000 of which $250,677,000 related to appreciated investment securities and $38,484,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2016

GII-QTLY-1116
1.808770.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Tyco International Ltd.	96,522	$4,491,169
Automobiles - 0.4%
General Motors Co.	456,500	14,503,005
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	143,700	8,268,498
Yum! Brands, Inc.	86,200	7,827,822
		16,096,320
Media - 4.7%
Comcast Corp. Class A (a)	961,300	63,772,642
The Walt Disney Co.	187,700	17,429,822
Time Warner, Inc.	737,600	58,720,336
Viacom, Inc. Class B (non-vtg.)	418,800	15,956,280
		155,879,080
Multiline Retail - 1.3%
Target Corp.	652,300	44,799,964
Specialty Retail - 1.3%
Lowe's Companies, Inc.	597,700	43,159,917

TOTAL CONSUMER DISCRETIONARY		278,929,455

CONSUMER STAPLES - 7.8%
Beverages - 2.8%
Diageo PLC	548,273	15,704,501
PepsiCo, Inc.	256,305	27,878,295
The Coca-Cola Co.	1,223,300	51,770,056
		95,352,852
Food & Staples Retailing - 1.5%
CVS Health Corp.	355,400	31,627,046
Kroger Co.	95,500	2,834,440
Walgreens Boots Alliance, Inc.	201,497	16,244,688
		50,706,174
Household Products - 2.4%
Procter & Gamble Co.	895,300	80,353,175
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	27,400	2,426,544
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	31,900	4,072,035
Philip Morris International, Inc. (a)	276,330	26,864,803
Reynolds American, Inc.	41,600	1,961,440
		32,898,278

TOTAL CONSUMER STAPLES		261,737,023

ENERGY - 12.2%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	66,500	3,356,255
Schlumberger Ltd.	260,700	20,501,448
		23,857,703
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	321,900	20,395,584
Apache Corp. (a)	534,405	34,132,447
Chevron Corp.	852,000	87,687,840
ConocoPhillips Co.	1,316,400	57,223,908
Imperial Oil Ltd.	759,500	23,758,436
Kinder Morgan, Inc.	2,053,300	47,492,829
Suncor Energy, Inc.	1,953,600	54,232,335
The Williams Companies, Inc.	1,986,400	61,042,072
		385,965,451

TOTAL ENERGY		409,823,154

FINANCIALS - 18.5%
Banks - 13.7%
Bank of America Corp.	7,230,400	113,155,760
Citigroup, Inc.	1,961,970	92,663,843
JPMorgan Chase & Co.	1,982,300	132,001,357
PNC Financial Services Group, Inc.	250,900	22,603,581
Standard Chartered PLC (United Kingdom)	888,526	7,235,899
U.S. Bancorp	1,269,000	54,427,410
Wells Fargo & Co.	825,130	36,536,756
		458,624,606
Capital Markets - 3.5%
Charles Schwab Corp.	653,700	20,637,309
Goldman Sachs Group, Inc.	75,000	12,095,250
Morgan Stanley	1,138,800	36,509,928
State Street Corp.	701,300	48,831,519
		118,074,006
Consumer Finance - 0.1%
American Express Co.	41,100	2,632,044
Insurance - 1.2%
American International Group, Inc.	132,700	7,874,418
Chubb Ltd.	36,700	4,611,355
Marsh & McLennan Companies, Inc.	235,880	15,862,930
MetLife, Inc.	321,995	14,306,238
		42,654,941

TOTAL FINANCIALS		621,985,597

HEALTH CARE - 14.0%
Biotechnology - 3.4%
AbbVie, Inc.	275,567	17,380,011
Alexion Pharmaceuticals, Inc. (b)	63,800	7,818,052
Amgen, Inc.	188,890	31,508,741
Biogen, Inc. (b)	92,600	28,986,578
Gilead Sciences, Inc.	185,400	14,668,848
Intercept Pharmaceuticals, Inc. (b)	9,500	1,563,605
Regeneron Pharmaceuticals, Inc. (b)	9,500	3,819,190
Vertex Pharmaceuticals, Inc. (b)	111,100	9,689,031
		115,434,056
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	566,000	23,936,140
Becton, Dickinson & Co.	15,100	2,713,923
Medtronic PLC	452,013	39,053,923
		65,703,986
Health Care Providers & Services - 2.0%
Anthem, Inc.	16,000	2,004,960
Cigna Corp.	89,200	11,624,544
Express Scripts Holding Co. (b)	234,362	16,529,552
McKesson Corp.	199,700	33,299,975
UnitedHealth Group, Inc.	25,348	3,548,720
		67,007,751
Pharmaceuticals - 6.6%
Allergan PLC (b)	42,600	9,811,206
AstraZeneca PLC sponsored ADR	227,300	7,469,078
Bayer AG	14,100	1,416,067
Bristol-Myers Squibb Co.	326,650	17,612,968
GlaxoSmithKline PLC sponsored ADR	1,311,900	56,582,247
Johnson & Johnson	686,000	81,037,180
Novartis AG sponsored ADR	73,200	5,779,872
Sanofi SA	123,916	9,436,320
Teva Pharmaceutical Industries Ltd. sponsored ADR	710,000	32,667,100
		221,812,038

TOTAL HEALTH CARE		469,957,831

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.1%
General Dynamics Corp.	24,600	3,816,936
The Boeing Co.	244,600	32,223,604
United Technologies Corp.	352,100	35,773,360
		71,813,900
Air Freight & Logistics - 1.9%
FedEx Corp.	116,900	20,420,092
United Parcel Service, Inc. Class B	403,300	44,104,888
		64,524,980
Electrical Equipment - 0.8%
Eaton Corp. PLC	124,500	8,180,895
Emerson Electric Co.	314,400	17,137,944
		25,318,839
Industrial Conglomerates - 3.1%
General Electric Co.	3,565,800	105,618,996
Machinery - 0.5%
Caterpillar, Inc.	24,300	2,157,111
Deere & Co.	155,400	13,263,390
		15,420,501
Road & Rail - 2.0%
CSX Corp.	878,200	26,785,100
Norfolk Southern Corp.	132,200	12,831,332
Union Pacific Corp.	289,590	28,243,713
		67,860,145

TOTAL INDUSTRIALS		350,557,361

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,977,600	62,729,472
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (b)	145,789	6,968,714
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A	84,750	68,144,085
Class C (b)	79,726	61,970,223
Facebook, Inc. Class A (b)	266,000	34,119,820
		164,234,128
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A (b)	212,400	10,133,604
First Data Corp. (c)	768,522	10,113,750
IBM Corp. (a)	180,800	28,720,080
MasterCard, Inc. Class A	434,000	44,168,180
PayPal Holdings, Inc. (b)	256,200	10,496,514
Visa, Inc. Class A	682,000	56,401,400
		160,033,528
Semiconductors & Semiconductor Equipment - 2.5%
Qualcomm, Inc. (a)	1,224,600	83,885,100
Software - 5.0%
Adobe Systems, Inc. (b)	165,500	17,963,370
Microsoft Corp.	2,100,300	120,977,280
Oracle Corp.	662,800	26,034,784
Salesforce.com, Inc. (b)	27,600	1,968,708
		166,944,142
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,201,807	135,864,280

TOTAL INFORMATION TECHNOLOGY		780,659,364

MATERIALS - 2.3%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	296,400	19,849,908
LyondellBasell Industries NV Class A	169,500	13,671,870
Monsanto Co.	377,110	38,540,642
PPG Industries, Inc.	35,800	3,700,288
		75,762,708
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	52,900	5,995,157
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc. (a)	885,725	46,039,986
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	662,400	22,051,296
TOTAL COMMON STOCKS
(Cost $2,620,486,257)		3,323,498,932

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.43% (d)
(Cost $31,837,799)	31,837,799	31,847,350
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,652,324,056)		3,355,346,282
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,509,547)
NET ASSETS - 100%		$3,353,836,735

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	500	$98,498	$(220,000)
Comcast Corp. Class A	10/21/16 - $67.50	1,500	137,997	(57,000)
IBM Corp.	1/20/17 - $165.00	300	91,050	(108,750)
Philip Morris International, Inc.	12/16/16 - $105.00	600	46,799	(24,600)
Philip Morris International, Inc.	1/20/17 - $105.00	400	58,399	(25,000)
Qualcomm, Inc.	1/20/17 - $67.50	1,800	214,231	(706,500)
Verizon Communications, Inc.	12/16/16 - $52.50	900	84,598	(86,400)
Verizon Communications, Inc.	1/20/17 - $55.00	1,300	79,298	(50,050)
TOTAL WRITTEN OPTIONS			$810,870	$(1,278,300)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $51,397,600.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,113,750 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,818
Fidelity Securities Lending Cash Central Fund	21,144
Total	$34,962

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$278,929,455	$278,929,455	$--	$--
Consumer Staples	261,737,023	246,032,522	15,704,501	--
Energy	409,823,154	409,823,154	--	--
Financials	621,985,597	621,985,597	--	--
Health Care	469,957,831	459,105,444	10,852,387	--
Industrials	350,557,361	350,557,361	--	--
Information Technology	780,659,364	780,659,364	--	--
Materials	75,762,708	75,762,708	--	--
Real Estate	5,995,157	5,995,157	--	--
Telecommunication Services	46,039,986	46,039,986	--	--
Utilities	22,051,296	22,051,296	--	--
Money Market Funds	31,847,350	31,847,350	--	--
Total Investments in Securities:	$3,355,346,282	$3,328,789,394	$26,556,888	$--
Derivative Instruments:
Liabilities
Written Options	$(1,278,300)	$(1,278,300)	$--	$--
Total Liabilities	$(1,278,300)	$(1,278,300)	$--	$--
Total Derivative Instruments:	$(1,278,300)	$(1,278,300)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $2,668,962,953. Net unrealized appreciation aggregated $686,383,329, of which $787,355,648 related to appreciated investment securities and $100,972,319 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

September 30, 2016

MHT-QTLY-1116
1.951037.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.2%
Tyco International Ltd.	293,175	$13,641,433
Automobiles - 0.2%
General Motors Co.	461,400	14,658,678
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	46,100	2,641,069
Dunkin' Brands Group, Inc.	244,700	12,743,976
Las Vegas Sands Corp.	289,700	16,669,338
Whitbread PLC	124,197	6,303,896
Wingstop, Inc.	198,100	5,804,330
Yum! Brands, Inc.	231,655	21,036,591
		65,199,200
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	791,469	8
Polaris Industries, Inc.	163,400	12,653,696
		12,653,704
Media - 4.3%
Comcast Corp. Class A (c)	2,427,100	161,013,814
Scripps Networks Interactive, Inc. Class A	781,014	49,586,579
Sinclair Broadcast Group, Inc. Class A	438,923	12,676,096
The Walt Disney Co.	140,400	13,037,544
Time Warner, Inc.	1,527,677	121,618,366
Viacom, Inc. Class B (non-vtg.)	1,081,100	41,189,910
		399,122,309
Multiline Retail - 1.3%
Dollar General Corp.	56,700	3,968,433
Kohl's Corp.	107,700	4,711,875
Macy's, Inc.	127,600	4,727,580
Target Corp.	1,622,775	111,452,187
		124,860,075
Specialty Retail - 1.2%
Foot Locker, Inc.	254,700	17,248,284
L Brands, Inc.	215,700	15,265,089
Lowe's Companies, Inc.	1,082,100	78,138,441
		110,651,814
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	121,600	12,298,624

TOTAL CONSUMER DISCRETIONARY		753,085,837

CONSUMER STAPLES - 6.0%
Beverages - 1.9%
Britvic PLC	238,200	1,861,720
Diageo PLC	1,294,426	37,076,994
PepsiCo, Inc.	249,500	27,138,115
The Coca-Cola Co.	2,651,618	112,216,474
		178,293,303
Food & Staples Retailing - 1.4%
CVS Health Corp.	993,200	88,384,868
Kroger Co.	432,800	12,845,504
Walgreens Boots Alliance, Inc.	301,993	24,346,676
Whole Foods Market, Inc.	136,800	3,878,280
		129,455,328
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	294,800	23,292,148
Household Products - 1.9%
Procter & Gamble Co.	1,928,900	173,118,775
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	140,200	11,148,704
Tobacco - 0.5%
Philip Morris International, Inc. (c)	333,366	32,409,843
Reynolds American, Inc.	231,900	10,934,085
		43,343,928

TOTAL CONSUMER STAPLES		558,652,186

ENERGY - 12.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	447,700	22,595,419
National Oilwell Varco, Inc.	865,700	31,805,818
Oceaneering International, Inc.	900,530	24,773,580
Schlumberger Ltd.	197,407	15,524,086
		94,698,903
Oil, Gas & Consumable Fuels - 11.7%
Amyris, Inc. (a)(d)	228,433	132,491
Anadarko Petroleum Corp.	326,000	20,655,360
Apache Corp. (c)	1,098,241	70,144,653
Cabot Oil & Gas Corp.	307,900	7,943,820
Cenovus Energy, Inc.	3,761,000	53,980,434
Chevron Corp.	1,887,735	194,285,686
ConocoPhillips Co.	2,787,380	121,167,409
EQT Midstream Partners LP	72,000	5,485,680
Golar LNG Ltd.	723,500	15,338,200
Imperial Oil Ltd. (d)	2,076,200	64,947,024
Kinder Morgan, Inc.	4,292,800	99,292,464
Legacy Reserves LP	1,368,375	1,847,306
MPLX LP	201,139	6,810,567
Plains GP Holdings LP Class A	606,800	7,851,992
PrairieSky Royalty Ltd.	954,015	19,451,886
Suncor Energy, Inc.	4,998,800	138,767,709
Teekay LNG Partners LP	692,700	10,480,551
The Williams Companies, Inc.	5,070,057	155,802,852
Williams Partners LP	2,294,391	85,328,401
		1,079,714,485

TOTAL ENERGY		1,174,413,388

FINANCIALS - 21.1%
Banks - 14.3%
Bank of America Corp.	17,217,305	269,450,823
Citigroup, Inc.	4,807,583	227,062,145
Comerica, Inc.	1,028,600	48,673,352
Cullen/Frost Bankers, Inc.	71,000	5,107,740
Fifth Third Bancorp	596,100	12,196,206
JPMorgan Chase & Co. (c)	4,899,854	326,281,279
Lloyds Banking Group PLC	2,317,100	1,637,068
M&T Bank Corp.	365,700	42,457,770
PNC Financial Services Group, Inc.	562,924	50,713,823
Regions Financial Corp.	6,153,700	60,737,019
Standard Chartered PLC (United Kingdom)	1,846,604	15,038,208
SunTrust Banks, Inc.	2,424,200	106,179,960
U.S. Bancorp	2,605,339	111,742,990
Wells Fargo & Co.	1,184,199	52,436,332
		1,329,714,715
Capital Markets - 5.8%
Apollo Global Management LLC Class A	870,300	15,630,588
Ashmore Group PLC	1,581,900	7,248,092
Charles Schwab Corp.	1,677,081	52,945,447
Goldman Sachs Group, Inc.	19,500	3,144,765
Intertrust NV	103,900	2,495,973
Invesco Ltd.	449,200	14,046,484
KKR & Co. LP	3,213,662	45,826,820
McGraw Hill Financial, Inc.	255,000	32,272,800
Morgan Stanley	2,021,300	64,802,878
Northern Trust Corp.	1,326,451	90,185,403
Oaktree Capital Group LLC Class A	341,100	14,462,640
State Street Corp.	2,003,651	139,514,219
The Blackstone Group LP	2,057,900	52,538,187
		535,114,296
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	522,507	35,138,596
MetLife, Inc.	467,387	20,766,004
Principal Financial Group, Inc.	277,600	14,299,176
		70,203,776
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	923,204	7,385,632
Radian Group, Inc.	1,490,064	20,190,367
		27,575,999

TOTAL FINANCIALS		1,962,608,786

HEALTH CARE - 12.8%
Biotechnology - 2.8%
AbbVie, Inc.	562,800	35,495,796
Alexion Pharmaceuticals, Inc. (a)	92,000	11,273,680
Amgen, Inc.	451,019	75,234,479
Biogen, Inc. (a)	187,800	58,787,034
Gilead Sciences, Inc.	453,000	35,841,360
Grifols SA	193,700	4,173,432
Intercept Pharmaceuticals, Inc. (a)	50,000	8,229,500
Shire PLC sponsored ADR	165,600	32,103,216
		261,138,497
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,007,849	42,621,934
Ansell Ltd.	340,352	6,008,672
Becton, Dickinson & Co.	37,200	6,685,956
Medtronic PLC	1,202,236	103,873,190
Zimmer Biomet Holdings, Inc.	369,800	48,081,396
		207,271,148
Health Care Providers & Services - 1.4%
Anthem, Inc.	58,900	7,380,759
Cigna Corp.	270,300	35,225,496
McKesson Corp.	392,047	65,373,837
Patterson Companies, Inc.	437,160	20,083,130
		128,063,222
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	881,200	41,495,708
Pharmaceuticals - 5.9%
Allergan PLC (a)	41,100	9,465,741
AstraZeneca PLC sponsored ADR	900,800	29,600,288
Bayer AG	66,100	6,638,442
Bristol-Myers Squibb Co.	836,600	45,109,472
GlaxoSmithKline PLC sponsored ADR	3,507,600	151,282,788
Innoviva, Inc. (d)	390,200	4,288,298
Johnson & Johnson	1,440,370	170,150,908
Novartis AG sponsored ADR	38,630	3,050,225
Sanofi SA	354,495	26,995,129
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,186,884	100,618,533
		547,199,824

TOTAL HEALTH CARE		1,185,168,399

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
General Dynamics Corp.	124,500	19,317,420
Meggitt PLC	344,873	2,016,002
Rolls-Royce Group PLC	1,654,200	15,433,194
The Boeing Co.	598,141	78,799,095
United Technologies Corp.	722,500	73,406,000
		188,971,711
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	339,700	23,935,262
PostNL NV (a)	4,991,342	22,657,984
United Parcel Service, Inc. Class B (c)	1,082,745	118,408,993
		165,002,239
Airlines - 0.3%
Copa Holdings SA Class A	298,938	26,285,618
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	251,300	10,846,108
Electrical Equipment - 1.1%
AMETEK, Inc.	313,300	14,969,474
Eaton Corp. PLC	136,900	8,995,699
Emerson Electric Co.	774,500	42,217,995
Hubbell, Inc. Class B	279,303	30,092,105
		96,275,273
Industrial Conglomerates - 2.8%
General Electric Co.	8,728,656	258,542,791
Machinery - 1.0%
Burckhardt Compression Holding AG	9,830	2,785,082
Caterpillar, Inc.	29,200	2,592,084
CLARCOR, Inc.	34,500	2,242,500
Deere & Co.	307,300	26,228,055
Donaldson Co., Inc.	384,400	14,349,652
Flowserve Corp.	324,900	15,673,176
IMI PLC	110,800	1,542,408
Pentair PLC	45,900	2,948,616
Wabtec Corp.	198,200	16,183,030
Xylem, Inc.	181,700	9,530,165
		94,074,768
Professional Services - 0.1%
Nielsen Holdings PLC	137,400	7,360,518
Road & Rail - 2.2%
CSX Corp.	2,402,108	73,264,294
J.B. Hunt Transport Services, Inc.	751,588	60,983,850
Kansas City Southern	271,400	25,327,048
Norfolk Southern Corp.	265,134	25,733,906
Union Pacific Corp.	223,300	21,778,449
		207,087,547
Trading Companies & Distributors - 0.4%
Howden Joinery Group PLC	153,000	857,298
W.W. Grainger, Inc.	23,800	5,351,192
Watsco, Inc.	218,347	30,765,092
		36,973,582

TOTAL INDUSTRIALS		1,091,420,155

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	4,834,433	153,348,215
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	386,794	18,488,753
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A	197,109	158,487,463
Class C (a)	167,365	130,091,141
		288,578,604
IT Services - 4.3%
First Data Corp. Class A (a)	2,379,587	31,315,365
IBM Corp. (c)	345,594	54,897,607
MasterCard, Inc. Class A	893,200	90,900,964
Paychex, Inc.	1,096,041	63,427,893
Sabre Corp.	449,100	12,655,638
Unisys Corp. (a)	1,364,300	13,288,282
Visa, Inc. Class A	1,623,200	134,238,640
		400,724,389
Semiconductors & Semiconductor Equipment - 2.8%
Maxim Integrated Products, Inc.	799,300	31,916,049
Qualcomm, Inc. (c)	3,048,900	208,849,650
Xilinx, Inc.	365,300	19,850,402
		260,616,101
Software - 3.8%
Microsoft Corp. (c)	5,327,517	306,864,979
Oracle Corp.	701,169	27,541,918
SS&C Technologies Holdings, Inc.	443,800	14,268,170
		348,675,067
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	2,633,660	297,735,263
Western Digital Corp.	893,500	52,242,945
		349,978,208

TOTAL INFORMATION TECHNOLOGY		1,820,409,337

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.	831,000	20,234,850
E.I. du Pont de Nemours & Co.	485,331	32,502,617
Johnson Matthey PLC	23,600	1,007,606
LyondellBasell Industries NV Class A	336,400	27,134,024
Monsanto Co.	1,011,421	103,367,226
Potash Corp. of Saskatchewan, Inc.	2,315,000	37,673,120
W.R. Grace & Co.	70,600	5,210,280
		227,129,723
Containers & Packaging - 0.5%
Ball Corp.	91,700	7,514,815
Graphic Packaging Holding Co.	66,100	924,739
Packaging Corp. of America	94,400	7,670,944
WestRock Co.	608,900	29,519,472
		45,629,970

TOTAL MATERIALS		272,759,693

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	113,500	12,862,955
Crown Castle International Corp.	290,600	27,377,426
First Potomac Realty Trust	78,131	714,899
Omega Healthcare Investors, Inc. (d)	90,700	3,215,315
Public Storage	39,700	8,858,658
Sabra Health Care REIT, Inc.	283,700	7,143,566
		60,172,819
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. (c)	1,325,923	68,921,478
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	2,009,200	66,886,268
Multi-Utilities - 0.0%
Sempra Energy	700	75,033

TOTAL UTILITIES		66,961,301

TOTAL COMMON STOCKS
(Cost $7,859,896,022)		9,014,573,379

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	250,210	85,133,953
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	191,900	12,717,213
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	47,500	3,847,500

TOTAL CONVERTIBLE PREFERRED STOCKS		101,698,666

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	149,767,800	194,122
TOTAL PREFERRED STOCKS
(Cost $97,570,583)		101,892,788
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(e)	2,663,133	1,356,600
9.5% 4/15/19 pay-in-kind (e)(f)	5,081,000	2,575,432
Peabody Energy Corp. 4.75% 12/15/41 (g)	13,140,000	328,500
TOTAL CONVERTIBLE BONDS
(Cost $18,813,299)		4,260,532
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.43% (h)	184,526,696	184,582,054
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	3,985,492	3,986,289
TOTAL MONEY MARKET FUNDS
(Cost $188,516,300)		188,568,343
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $8,164,796,204)		9,309,295,042
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(21,981,126)
NET ASSETS - 100%		$9,287,313,916

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	1,059	$208,618	$(465,960)
Comcast Corp. Class A	10/21/16 - $67.50	3,624	333,401	(137,712)
IBM Corp.	1/20/17 - $165.00	704	213,663	(255,200)
JPMorgan Chase & Co.	10/21/16 - $67.50	7,375	681,138	(512,563)
Microsoft Corp.	11/18/16 - $60.00	5,225	470,567	(376,200)
Philip Morris International, Inc.	12/16/16 - $105.00	752	58,655	(30,832)
Philip Morris International, Inc.	1/20/17 - $105.00	553	80,736	(34,563)
Qualcomm, Inc.	1/20/17 - $67.50	4,547	541,172	(1,784,696)
United Parcel Service, Inc. Class B	10/21/16 - $105.00	1,857	790,570	(868,148)
Verizon Communications, Inc.	12/16/16 - $52.50	1,356	127,461	(130,176)
Verizon Communications, Inc.	1/20/17 - $55.00	2,059	125,596	(79,272)
TOTAL WRITTEN OPTIONS			$3,631,577	$(4,675,322)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,356,608 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $203,088,096.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,575,432 or 0.0% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 4/15/16	$2,663,133
NJOY, Inc.	2/14/14	$1,372,724

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,167
Fidelity Securities Lending Cash Central Fund	109,245
Total	$221,412

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$753,085,837	$753,085,829	$--	$8
Consumer Staples	558,652,186	521,575,192	37,076,994	--
Energy	1,174,413,388	1,174,413,388	--	--
Financials	1,962,608,786	1,960,971,718	1,637,068	--
Health Care	1,270,302,352	1,145,526,156	124,776,196	--
Industrials	1,104,331,490	1,088,898,296	15,433,194	--
Information Technology	1,820,409,337	1,820,409,337	--	--
Materials	272,759,693	272,759,693	--	--
Real Estate	60,172,819	60,172,819	--	--
Telecommunication Services	68,921,478	68,921,478	--	--
Utilities	70,808,801	70,808,801	--	--
Corporate Bonds	4,260,532	--	2,903,932	1,356,600
Money Market Funds	188,568,343	188,568,343	--	--
Total Investments in Securities:	$9,309,295,042	$9,126,111,050	$181,827,384	$1,356,608
Derivative Instruments:
Liabilities
Written Options	$(4,675,322)	$(4,675,322)	$--	$--
Total Liabilities	$(4,675,322)	$(4,675,322)	$--	$--
Total Derivative Instruments:	$(4,675,322)	$(4,675,322)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $8,210,310,691. Net unrealized appreciation aggregated $1,098,984,351, of which $1,532,337,356 related to appreciated investment securities and $433,353,005 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016